NET LOSS PER SHARE - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends declared			$ 0	$ 0	$ 0	$ 0	$ 0
Dividends paid			0	0	0	0	$ 0
Preferred dividends declared or accumulated			0		0
Proceeds from issuance of convertible notes			$ 0	$ 160,000	178,200	$ 20,000
Convertible Notes
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Proceeds from issuance of convertible notes	$ 178,200	$ 178,200			$ 178,200